Note 3 - Acquisitions	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Business Combination Disclosure [Text Block]
3.	ACQUISITIONS

Acquisition of CFO Guiwo

On April 1, 2015, Fortune Zhengjin Co., Ltd. ("Fortune Zhengjin", formerly known as Huifu Jinyuan
Co., Ltd.)
, an affiliate of the Company, acquired 100% of equity interest of Shanghai Guiwo Information Technology Co., Ltd. ("CFO Guiwo"), which was not a significant acquisition. Total cash consideration was $16,278. The Company recognized $19,906 goodwill at the acquisition date.
The results of CFO Guiwo's operations have been included in the consolidated statement of comprehensive income for the year ended December 31, 2015.

Neither the results of operations since the acquisition date nor the pro forma results of operations of CFO Guiwo were presented because of the effects of this acquisition was not significant to the Company's consolidated statement of comprehensive income.

Acquisition of CFO Tahoe

On September 30, 2013, Shanghai Stockstar Wealth Management Co., Ltd. ("Stockstar Wealth Management"), an affiliate of the Company, paid $6,506,181 to subscribe the newly issued shares of Shenzhen Tahoe Investment and Development Co., Ltd. ("CFO Tahoe") and acquired 60% of the equity interest. CFO Tahoe held the 55% share equity in Henghui (Tianjin) Precious Metals Investment Co., Ltd. ("CFO Henghui"), with which the Company expects to develop the commodities brokerage business in the future. With the assistance of a third party appraiser, the Company allocated the purchase price to assets acquired and liabilities assumed as of the acquisition date as follows and goodwill was allocated to commodities brokerage business and other related services operating segment. The net revenue and net income of CFO Tahoe in the amount of $5,988,280 and $1,864,234, respectively, have been included in the consolidated statement of comprehensive income for the year ended December 31, 2013.

		Useful life (in years)
Purchase price allocation:
Cash and cash equivalents	$5,279,425
Prepaid expenses and current assets	1,135,765
Accounts receivable	2,143,957
Property and equipment, net	47,770
Rental deposit	72,431
Acquired intangible assets:
Commodities trading right	699,414
Customer relationship	1,250,813	4.3
Guarantee fund deposits	1,626,545
Total assets acquired	12,256,120

Accrued expenses and other current liabilities	(2,810,425)
Deferred tax liabilities	(487,557)
Total net assets	8,958,138
Noncontrolling interest	(9,508,295)
Goodwill	7,056,338
Total purchase price	$6,506,181

Acquisition of Champion Connection's business

On July 1, 2013, Giant Bright International Holdings Limited ("CFO GB") and Mainfame Group Limited ("CFO MF"), two subsidiaries of the Company, entered into a series of contractual arrangement with Champion Connection Network H.K Limited ("Champion Connection") to acquire the packaged fixed assets, experienced personnel related to its investment advisory and institution subscription services businesses in China, respectively. For the acquisition, the purchase consideration comprised cash consideration was $4,044,980, 30% shares of CFO GB, 30% shares of CFO MF and a contingent consideration of 5% shares of CFO MF. With the assistance of a third party appraiser, the Company allocated the purchase price to assets acquired and liabilities assumed as of the acquisition date as follows and goodwill was allocated to investment advisory services, institution subscription services and other related services operating unit. In addition, the fair value of the shares of CFO GB and CFO MF were determined by using the income approach.

Purchase price allocation:
Property and equipment, net	$199,803
Total assets acquired	199,803
Goodwill	6,544,150
Cash consideration	4,044,980
The fair value of 30% shares of CFO GB	1,760,861
The fair value of 30% shares of CFO MF	804,142
Contingent consideration of 5% shares of CFO MF	133,970
Total purchase price	$6,743,953

Business combination of CFO Netinfo

On July 1, 2013, Zhengyong Information Technology (Shanghai) Co., Ltd. ("CFO Zhengyong"), a subsidiary of the Company, entered into a series of contractual arrangement with Netinfo (Beijing) Technology Co., Ltd. ("CFO Netinfo") to acquire 100% of the equity interest, with which the Company expects to develop the investment advisory services in the future. For the acquisition, the total cash consideration was $808,996. With the assistance of a third party appraiser, the Company allocated the purchase price to assets acquired and liabilities assumed as of the acquisition date as follows and goodwill was allocated to investment advisory services business and other related services operating segment.
The net revenue and net loss of CFO Netinfo in the amount of $286,500 and $355,322, respectively, have been included in the consolidated statement of comprehensive income
for the year ended December 31, 2013.

		Useful life (in years)
Purchase price allocation:
Cash and cash equivalents	$121,044
Prepaid expenses and current assets	339,296
Accounts receivable	4,912
Acquired intangible assets:
Security consulting license	598,657	15
Total assets acquired	1,063,909
Accrued expenses and other current liabilities	(274,748)
Deferred tax liabilities	(149,664)
Income tax payable	612

Total net assets	640,109
Goodwill	168,887
Total purchase price	$808,996

If comparative financial statements are presented, the pro forma results as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period The pro forma results are prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted, nor is it indicative of future operating results. There was no significant acquisition during the years ended December 31, 2014 and 2015, and then no pro forma results were presented.

Fair value of acquired assets

The Group measured the fair value for the assets acquired, with the assistance of an independent valuation firm, using discounted cash flow techniques, and these assets were valued using Level 3 inputs, because the Group used unobservable inputs to value them, reflecting the Group's assessment of the assumptions market participants would use in valuing these purchased intangible assets.